JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.8%
Aerospace & Defense — 0.6%
HEICO Corp., Class A	165	16,087

Auto Components — 0.6%
Aptiv plc	96	8,349
BorgWarner, Inc.	259	9,489

		17,838

Banks — 5.1%
Citizens Financial Group, Inc.	395	13,955
Comerica, Inc.	107	7,081
East West Bancorp, Inc.	231	10,229
Fifth Third Bancorp	712	19,495
First Republic Bank	260	25,182
Huntington Bancshares, Inc.	775	11,052
M&T Bank Corp.	159	25,155
SunTrust Banks, Inc.	350	24,059
Zions Bancorp NA	116	5,143

		141,351

Beverages — 0.8%
Constellation Brands, Inc., Class A	59	12,271
Keurig Dr Pepper, Inc. (a)	203	5,552
Molson Coors Brewing Co., Class B	98	5,663

		23,486

Biotechnology — 1.6%
Agios Pharmaceuticals, Inc. * (a)	85	2,754
Alnylam Pharmaceuticals, Inc. * (a)	67	5,348
BioMarin Pharmaceutical, Inc. *	52	3,525
Exact Sciences Corp. *	152	13,772
Exelixis, Inc. *	421	7,447
Intercept Pharmaceuticals, Inc. * (a)	57	3,763
Sage Therapeutics, Inc. * (a)	56	7,786

		44,395

Building Products — 1.2%
Fortune Brands Home & Security, Inc.	434	23,716
Lennox International, Inc.	36	8,806

		32,522

Capital Markets — 4.2%
Ameriprise Financial, Inc.	110	16,121
Invesco Ltd.	266	4,507
MSCI, Inc.	54	11,739
Nasdaq, Inc.	121	12,061
Northern Trust Corp.	156	14,517
Raymond James Financial, Inc.	163	13,428
S&P Global, Inc.	63	15,434
T. Rowe Price Group, Inc.	191	21,827
TD Ameritrade Holding Corp.	193	8,994

		118,628

Chemicals — 0.6%
Sherwin-Williams Co. (The)	29	15,848

Commercial Services & Supplies — 1.9%
Copart, Inc. *	269	21,592
Waste Connections, Inc.	328	30,167

		51,759

Communications Equipment — 0.6%
Arista Networks, Inc. *	59	14,094
CommScope Holding Co., Inc. *	258	3,029

		17,123

Construction Materials — 1.4%
Martin Marietta Materials, Inc.	52	14,196
Vulcan Materials Co.	164	24,788

		38,984

Consumer Finance — 0.1%
Ally Financial, Inc.	104	3,446

Containers & Packaging — 2.8%
Avery Dennison Corp. (a)	156	17,740
Ball Corp.	499	36,307
Silgan Holdings, Inc.	470	14,116
Westrock Co.	268	9,750

		77,913

Distributors — 0.3%
Genuine Parts Co.	88	8,773

Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc. *	90	13,664

Electric Utilities — 2.2%
Edison International	183	13,839
Evergy, Inc.	226	15,045
Xcel Energy, Inc.	503	32,611

		61,495

Electrical Equipment — 2.4%
Acuity Brands, Inc.	97	13,099
AMETEK, Inc.	358	32,883
Generac Holdings, Inc. *	147	11,540
Hubbell, Inc.	62	8,207

		65,729

Electronic Equipment, Instruments & Components — 4.8%
Amphenol Corp., Class A	361	34,856
Arrow Electronics, Inc. *	179	13,365
CDW Corp.	138	16,947
Corning, Inc.	265	7,552
FLIR Systems, Inc.	169	8,909
Keysight Technologies, Inc. *	306	29,716
SYNNEX Corp.	43	4,848
Zebra Technologies Corp., Class A * (a)	85	17,500

		133,693

Entertainment — 1.4%
Spotify Technology SA *	117	13,315
Take-Two Interactive Software, Inc. *	197	24,655

		37,970

Equity Real Estate Investment Trusts (REITs) — 6.4%
American Campus Communities, Inc.	168	8,085
American Homes 4 Rent, Class A	348	9,012
AvalonBay Communities, Inc.	92	19,772
Boston Properties, Inc.	131	17,022
Brixmor Property Group, Inc.	627	12,721
Essex Property Trust, Inc.	38	12,455
Federal Realty Investment Trust	112	15,302
JBG SMITH Properties	149	5,847

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Kimco Realty Corp.	498	10,399
Outfront Media, Inc.	406	11,277
Rayonier, Inc.	347	9,798
Regency Centers Corp.	128	8,865
Ventas, Inc.	108	7,915
Vornado Realty Trust	228	14,526
Weyerhaeuser Co.	311	8,619
WP Carey, Inc.	76	6,839

		178,454

Food & Staples Retailing — 0.3%
Kroger Co. (The)	306	7,878

Food Products — 0.4%
Post Holdings, Inc. *	113	11,961

Gas Utilities — 0.4%
National Fuel Gas Co. (a)	256	12,010

Health Care Equipment & Supplies — 2.5%
DexCom, Inc. * (a)	101	15,103
Insulet Corp. * (a)	111	18,373
ResMed, Inc.	120	16,186
SmileDirectClub, Inc. *	39	547
Zimmer Biomet Holdings, Inc.	144	19,770

		69,979

Health Care Providers & Services — 3.7%
Acadia Healthcare Co., Inc. * (a)	205	6,378
AmerisourceBergen Corp.	167	13,752
Centene Corp. *	188	8,130
Cigna Corp.	59	9,030
Covetrus, Inc. *	118	1,407
Henry Schein, Inc. *	155	9,835
Humana, Inc.	23	5,977
Laboratory Corp. of America Holdings *	93	15,599
Universal Health Services, Inc., Class B	109	16,144
WellCare Health Plans, Inc. *	66	17,157

		103,409

Health Care Technology — 1.2%
Teladoc Health, Inc. *	244	16,544
Veeva Systems, Inc., Class A *	108	16,475

		33,019

Hotels, Restaurants & Leisure — 1.5%
Chipotle Mexican Grill, Inc. *	8	6,640
Hilton Worldwide Holdings, Inc.	313	29,141
Red Rock Resorts, Inc., Class A	361	7,332

		43,113

Household Durables — 1.4%
Garmin Ltd.	83	7,029
Mohawk Industries, Inc. *	102	12,648
Newell Brands, Inc.	379	7,102
NVR, Inc. *	4	13,457

		40,236

Household Products — 0.3%
Energizer Holdings, Inc. (a)	199	8,657

Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.	61	8,915

Insurance — 4.4%
Alleghany Corp. *	14	10,933
Hartford Financial Services Group, Inc. (The)	356	21,563
Lincoln National Corp.	175	10,541
Loews Corp.	518	26,674
Marsh & McLennan Cos., Inc.	126	12,583
Principal Financial Group, Inc.	60	3,454
Progressive Corp. (The)	315	24,353
Unum Group	71	2,108
WR Berkley Corp.	151	10,924

		123,133

Internet & Direct Marketing Retail — 1.0%
Expedia Group, Inc.	153	20,541
Wayfair, Inc., Class A * (a)	73	8,207

		28,748

IT Services — 5.4%
Black Knight, Inc. *	117	7,120
Booz Allen Hamilton Holding Corp.	317	22,506
Fidelity National Information Services, Inc.	48	6,336
Fiserv, Inc. *	349	36,143
Global Payments, Inc.	232	36,872
Jack Henry & Associates, Inc.	88	12,842
Okta, Inc. *	101	9,974
Shopify, Inc., Class A (Canada) *	33	10,129
Square, Inc., Class A * (a)	124	7,663

		149,585

Life Sciences Tools & Services — 0.3%
Illumina, Inc. *	24	7,326

Machinery — 3.9%
IDEX Corp.	79	12,898
Ingersoll-Rand plc	184	22,683
ITT, Inc.	82	5,029
Lincoln Electric Holdings, Inc.	83	7,212
Middleby Corp. (The) *	111	13,006
Nordson Corp.	74	10,838
Parker-Hannifin Corp.	41	7,477
Snap-on, Inc.	90	14,137
Stanley Black & Decker, Inc.	100	14,456

		107,736

Media — 1.5%
CBS Corp. (Non-Voting), Class B	165	6,654
DISH Network Corp., Class A *	257	8,754
Liberty Broadband Corp., Class C *	76	7,911
Liberty Media Corp.-Liberty SiriusXM, Class C *	281	11,805
New York Times Co. (The), Class A (a)	275	7,843

		42,967

Multiline Retail — 1.1%
Dollar General Corp.	89	14,162
Kohl’s Corp.	228	11,305
Nordstrom, Inc. (a)	195	6,564

		32,031

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Multi-Utilities — 3.1%
CMS Energy Corp. (a)	474	30,310
Sempra Energy	149	21,958
WEC Energy Group, Inc.	358	34,043

		86,311

Oil, Gas & Consumable Fuels — 2.7%
Cabot Oil & Gas Corp. (a)	536	9,421
Concho Resources, Inc.	89	6,029
Diamondback Energy, Inc.	207	18,643
EQT Corp.	387	4,114
Equitrans Midstream Corp.	357	5,194
PBF Energy, Inc., Class A	300	8,154
Williams Cos., Inc. (The)	977	23,508

		75,063

Personal Products — 0.1%
Coty, Inc., Class A	381	3,999

Pharmaceuticals — 1.1%
Catalent, Inc. * (a)	148	7,035
Elanco Animal Health, Inc. *	349	9,277
Jazz Pharmaceuticals plc *	110	14,147

		30,459

Professional Services — 2.1%
CoStar Group, Inc. *	24	14,177
FTI Consulting, Inc. *	78	8,246
IHS Markit Ltd. *	272	18,185
Verisk Analytics, Inc.	111	17,585

		58,193

Real Estate Management & Development — 1.4%
CBRE Group, Inc., Class A *	655	34,701
Cushman & Wakefield plc * (a)	233	4,316

		39,017

Road & Rail — 0.6%
Lyft, Inc., Class A *	115	4,676
Old Dominion Freight Line, Inc.	79	13,479

		18,155

Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices, Inc. *	903	26,175
Analog Devices, Inc.	55	6,181
KLA Corp.	94	14,924
Lam Research Corp.	89	20,499
Marvell Technology Group Ltd.	588	14,673
Microchip Technology, Inc. (a)	102	9,477
Xilinx, Inc.	179	17,176

		109,105

Software — 5.6%
Autodesk, Inc. *	45	6,632
Crowdstrike Holdings, Inc., Class A * (a)	69	4,041
Fair Isaac Corp. *	29	8,863
Intuit, Inc.	50	13,244
Palo Alto Networks, Inc. *	50	10,285
Paycom Software, Inc. *	51	10,768
Proofpoint, Inc. * (a)	106	13,679
ServiceNow, Inc. *	52	13,200
Slack Technologies, Inc., Class A * (a)	128	3,026
Splunk, Inc. *	107	12,623
Synopsys, Inc. *	276	37,856
Trade Desk, Inc. (The), Class A *	61	11,440
Zendesk, Inc. *	90	6,588
Zscaler, Inc. * (a)	108	5,090

		157,335

Specialty Retail — 5.5%
American Eagle Outfitters, Inc.	258	4,182
AutoZone, Inc. *	19	20,652
Best Buy Co., Inc.	189	13,050
Burlington Stores, Inc. *	43	8,592
Gap, Inc. (The)	442	7,668
National Vision Holdings, Inc. *	317	7,618
O’Reilly Automotive, Inc. *	93	37,062
Ross Stores, Inc.	221	24,299
Tiffany & Co.	135	12,525
Tractor Supply Co.	192	17,346

		152,994

Textiles, Apparel & Luxury Goods — 1.4%
Lululemon Athletica, Inc. *	102	19,677
PVH Corp.	107	9,452
Ralph Lauren Corp.	114	10,911

		40,040

Trading Companies & Distributors — 0.2%
MSC Industrial Direct Co., Inc., Class A	87	6,285

TOTAL COMMON STOCKS (Cost $1,860,207)		2,706,817

SHORT-TERM INVESTMENTS — 3.3%
INVESTMENT COMPANIES — 3.3%
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (b) (c) (Cost $91,930)	91,902	91,930

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 2.6%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22% (b) (c)	59,010	59,010
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (b) (c)	13,075	13,075

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $72,089)		72,085

Total Investments — 102.7% (Cost $2,024,226)		2,870,832
Liabilities in Excess of Other Assets — (2.7)%		(76,605)

Net Assets — 100.0%		2,794,227

Percentages indicated are based on net assets.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 is approximately $70,946,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,870,832	$–	$–	$2,870,832

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (a) (b)	$97,782	$242,270	$248,118	$5	$(9)	$91,930	91,902	$583	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22% (a) (b)	69,023	76,999	87,000	(4)	(8)	59,010	59,010	347	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	15,260	85,680	87,865	—	—	13,075	13,075	83	—

Total	$182,065	$404,949	$422,983	$1	$(17)	$164,015		$1,013	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.